8. Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Interest income on direct financing leases									$ 0	$ 638
Selling, general and administrative expenses									0	69
Interest expense									0	260
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 70	$ 92	$ 147	$ 0	$ 309